Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Compensation and benefits costs	$ 2,490	$ 4,178
Restructuring charges	1,075
Research and development expenses	2,050	1,923
Consulting and professional services	1,227	1,215
Other liabilities	696	592
Accrued expenses and other liabilities	$ 7,538	$ 7,908